UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08455

Morgan Stanley Global Advantage Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	May 31, 2010

Date of reporting period:	August 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Advantage Fund

Portfolio of Investments • August 31, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.5%)
	Australia (2.3%)
	IT Services
346,905	Computershare Ltd. (a)	$2,955,859

	Bermuda (7.6%)
	Distributors
886,040	Li & Fung Ltd. (a)(b)	2,926,957

	Food Products
1,469,000	China Yurun Food Group Ltd. (a)(b)	2,533,837

	Insurance
104,484	Axis Capital Holdings Ltd.	3,184,672

	Specialty Retail
200,600	Esprit Holdings Ltd. (a)(b)	1,223,070
	Total Bermuda	9,868,536

	Brazil (1.0%)
	IT Services
159,700	Companhia Brasileira de Meios de Pagamento	1,358,302

	China (1.7%)
	Oil, Gas & Consumable Fuels
550,500	China Shenhua Energy Co., Ltd. (a)	2,225,365

	Finland (1.4%)
	Electrical Equipment
46,741	Vacon Plc. (a)	1,756,780

	France (5.6%)
	Food Products
38,859	Groupe Danone S.A. (a)	2,115,139

	Hotels, Restaurants & Leisure
42,532	Sodexo (a)	2,452,752

	Pharmaceuticals
53,908	Ipsen S.A. (a)	2,667,531
	Total France	7,235,422

	Germany (8.8%)
	Health Care Providers & Services
90,938	Fresenius Medical Care AG & Co. (a)	4,089,505

	Internet Software & Services
208,800	United Internet AG (a)(c)	2,958,653

	IT Services
264,320	Wirecard AG (a)	2,781,926

	Textiles, Apparel & Luxury Goods
33,189	Adidas AG (a)	1,566,960
	Total Germany	11,397,044

	Ireland (1.7%)
	Life Sciences Tools & Services
103,900	Icon PLC (c)	2,246,318

	Israel (4.9%)
	Food Products
162,499	Strauss Group Ltd. (a)	1,895,454

	Pharmaceuticals
86,400	Teva Pharmaceutical Industries Ltd. (ADR)	4,449,600
	Total Israel	6,345,054

	Japan (5.5%)
	Food Products
42,900	Unicharm Petcare Corp. (a)	1,537,064

	Life Sciences Tools & Services
530	EPS Co., Ltd. (a)	2,175,437

	Real Estate Management & Development
72,100	Daito Trust Construction Co., Ltd. (a)	3,422,678
	Total Japan	7,135,179

	Mexico (1.9%)
	Beverages
68,200	Fomento Economico Mexicano S.A.B. de C.V. (ADR) (Units) (d)	$2,481,116

	South Africa (1.9%)
	Pharmaceuticals
336,797	Aspen Pharmacare Holdings Ltd. (a)(c)	2,534,507

	South Korea (1.6%)
	Internet Software & Services
14,834	NHN Corp. (a)(c)	2,018,070

	Spain (4.0%)
	Commercial Banks
194,025	Banco Santander SA (a)	2,992,694

	Diversified Telecommunication Services
86,463	Telefonica SA (a)	2,183,086
	Total Spain	5,175,780

	Switzerland (1.9%)
	Life Sciences Tools & Services
25,715	Lonza Group AG (a)	2,526,506

	United Kingdom (13.8%)
	Beverages
154,497	SABMiller PLC (a)	3,580,068

	Capital Markets
486,745	Man Group PLC (a)	2,108,825

	Commercial Banks
136,500	Standard Chartered PLC (a)	3,098,206

	Internet Software & Services
315,100	Telecity Group PLC (a)(c)	1,738,050

	Pharmaceuticals
158,415	Shire PLC (a)	2,626,086

	Professional Services
240,167	Intertek Group PLC (a)	4,712,554
	Total United Kingdom	17,863,789

	United States (31.9%)
	Beverages
54,000	PepsiCo, Inc.	3,060,180

	Biotechnology
55,400	Gilead Sciences, Inc. (c)	2,496,324

	Chemicals
24,900	Monsanto Co.	2,088,612

	Commercial Services & Supplies
212,200	EnergySolutions, Inc.	1,884,336

	Computers & Peripherals
26,411	Apple, Inc. (c)	4,442,594

	Electrical Equipment
8,300	First Solar, Inc. (c)	1,009,114

	Electronic Equipment, Instruments & Components
88,100	Amphenol Corp. (Class A)	3,079,976

	Food Products
295,000	Smart Balance, Inc. (c)	1,885,050

	Health Care Equipment & Supplies
35,900	C.R. Bard, Inc.	2,892,822
33,600	West Pharmaceutical Services, Inc.	1,350,384
		4,243,206
	Insurance
64,900	Prudential Financial, Inc.	3,282,642

	Life Sciences Tools & Services
110,800	QIAGEN N.V. (c)	2,276,940

64,800	Thermo Fisher Scientific, Inc. (c)	$2,929,608
		5,206,548
	Professional Services
53,600	FTI Consulting, Inc. (c)	2,333,744

	Specialty Retail
95,200	Staples, Inc.	2,057,272

	Wireless Telecommunication Services
208,400	MetroPCS Communications, Inc. (c)	1,658,864
114,900	NII Holdings, Inc. (c)	2,724,279
		4,383,143
	Total United States	41,452,741

	Total Common Stocks (Cost $128,663,231)	126,576,368

NUMBER OF SHARES (000)
	Short-Term Investment (e)(1.7%)
	Investment Company
2,161	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $2,161,033)		2,161,033

	Total Investments (Cost $130,824,264) (f)	99.2%	128,737,401
	Other Assets in Excess of Liabilities	0.8	1,063,323
	Net Assets	100.0%	$129,800,724

ADR	American Depositary Receipt.
(a)

Securities with a total market value equal to $71,403,619 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available.

(b)	Security trades on a Hong Kong exchange.
(c)	Non-income producing security.
(d)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(e)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at August 31, 2009:

CURRENCY	CONTRACTS TO DELIVER	CURRENCY	IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$682,346	EUR	979,918	09/01/2009	$1,699
	$53,145	EUR	76,003	09/02/2009	(186)
		Net Unrealized Appreciation			$1,513

Currency Abbreviations:

EUR                        Euro.

Summary of Investments

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS

Pharmaceuticals	$12,277,724	9.5%
Life Sciences Tools & Services	12,154,809	9.4
Food Products	9,966,544	7.7
Beverages	9,121,364	7.1
IT Services	7,096,087	5.5
Professional Services	7,046,298	5.5
Internet Software & Services	6,714,773	5.2
Insurance	6,467,314	5.0
Commercial Banks	6,090,900	4.7
Computers & Peripherials	4,442,594	3.5
Wireless Telecommunication Services	4,383,143	3.4
Health Care Equipment & Supplies	4,243,206	3.3
Health Care Providers & Services	4,089,505	3.2
Real Estate Management & Development	3,422,678	2.7
Specialty Retail	3,280,342	2.6
Electronic Equipment, Instruments & Components	3,079,976	2.4
Distributors	2,926,957	2.3
Electrical Equipment	2,765,894	2.2
Biotechnology	2,496,324	1.9
Hotels, Restaurants & Leisure	2,452,752	1.9
Oil, Gas & Consumable Fuels	2,225,365	1.7
Diversified Telecommunication Services	2,183,086	1.7
Investment Company	2,161,033	1.7
Capital Markets	2,108,825	1.6
Chemicals	2,088,612	1.6
Commercial Services & Supplies	1,884,336	1.5
Textiles, Apparel & Luxury Goods	1,566,960	1.2
	$128,737,401	100.0%

See Notes to Financial Statement

MS Global Advantage Fund

Notes to the Portfolio of Investments

SFAS 157 Disclosure

8/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective June 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal marketthe most advantageous market for the investment or liability.  SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with  investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at August 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Common Stocks
Beverages	$9,121,364	$5,541,296	$3,580,068	—
Biotechnology	2,496,324	2,496,324	—	—
Capital Markets	2,108,825	—	2,108,825	—
Chemicals	2,088,612	2,088,612	—	—
Commercial Banks	6,090,900	—	6,090,900	—
Commercial Services & Supplies	1,884,336	1,884,336	—	—
Computers & Peripherals	4,442,594	4,442,594	—	—
Distributors	2,926,957	—	2,926,957	—
Diversified Telecommunication Services	2,183,086	—	2,183,086	—
Electrical Equipment	2,765,894	1,009,114	1,756,780	—
Electronic Equipment, Instruments & Components	3,079,976	3,079,976	—	—
Food Products	9,966,544	1,885,050	8,081,494	—
Health Care Equipment & Supplies	4,243,206	4,243,206	—	—
Health Care Providers & Services	4,089,505	—	4,089,505	—
Hotels, Restaurants & Leisure	2,452,752	—	2,452,752	—
Insurance	6,467,314	6,467,314	—	—
Internet Software & Services	6,714,773	—	6,714,773	—
IT Services	7,096,087	1,358,302	5,737,785	—
Life Sciences Tools & Services	12,154,809	7,452,866	4,701,943	—
Oil, Gas & Consumable Fuels	2,225,365	—	2,225,365	—
Pharmaceuticals	12,277,724	4,449,600	7,828,124	—
Professional Services	7,046,298	2,333,744	4,712,554	—
Real Estate Management & Development	3,422,678	—	3,422,678	—
Specialty Retail	3,280,342	2,057,272	1,223,070	—
Textiles, Apparel & Luxury Goods	1,566,960	—	1,566,960	—
Wireless Telecommunication Services	4,383,143	4,383,143	—	—
Total Common Stocks	126,576,368	55,172,749	71,403,619	—
Short-Term Investment - Investment Company	2,161,033	2,161,033	—	—
Forward Foreign Currency Contracts	1,699	—	1,699	—
Total	$128,739,100	$57,333,782	$71,405,318	—
Liabilities
Forward Foreign Currency Contracts	$(186)	—	$(186)	—

Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 22, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 22, 2009